Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 05, 2016	Jun. 27, 2015
Document and Entity Information
Entity Registrant Name	SPX FLOW, Inc.
Entity Central Index Key	0001641991
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	Recast of Segments
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		41,631,344
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 0